ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

April 18, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust and the Funds is Post-Effective Amendment No. 1006 and Amendment No. 1007 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The primary purposes of this filing are to: (i) reflect certain changes to the AAM Low Duration Preferred and Income Securities ETF’s principal investment strategies; (ii) provide prior performance related to similarly managed accounts of AAM Brentview Dividend Growth ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, and AAM Sawgrass U.S. Small Cap Quality Growth ETF; and (iii) make certain other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

If you have any questions or require further information, do not hesitate to contact me at amber.kopp@usbank.com.

Sincerely,

/s/ Amber C. Kopp
Amber C. Kopp
U.S. Bank Global Fund Services,
as administrator for the Fund